Investee Companies and Other Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investee Companies and other investments [Abstract]
Schedule of Changes in Investments

Changes in investments

	2025		2024
	€ in thousands

Balance as at January 1	41,324		31,772
Dividend distribution	-		(3,817)
The Company’s share of income	16,930	*	11,062
Foreign currency translation adjustments	1,288		2,307
Balance as at December 31	59,542		41,324

*	Including €14,371 thousand recognized as gain on bargain purchase, as further detailed below

On September 2, 2024, Dorad’s board of directors decided to distribute a dividend in the aggregate amount of NIS 50 million and such dividend was distributed during September 2024. In connection with such dividend distribution, Ellomay Luzon Energy received an amount of approximately NIS 9.4 million and shortly thereafter Ellomay Luzon Energy distributed a dividend to its shareholders in an amount of approximately NIS 7.6 million (the Company’s indirect share is approximately NIS 3.8 million).

On November 25, 2024, Dorad’s board of directors decided to distribute an additional dividend in the aggregate amount of NIS 75 million and such dividend was distributed shortly thereafter. In connection with such dividend distribution Ellomay Luzon Energy received an amount of approximately NIS 14 million and shortly thereafter Ellomay Luzon Energy distributed a dividend to its shareholders in approximately the same amount (the Company’s indirect share is approximately NIS 7 million).

In December 2024, the Ellomay Luzon Energy board of directors approved a dividend distribution in the amount of approximately NIS 8.5 million (the Company’s indirect share is approximately NIS 4.25 million) following receipt of a refund of legal expenses in connection with the arbitration procedure described.

On December 2, 2025, Dorad’s board of directors decided to distribute a dividend in the aggregate amount of NIS 200 million and such dividend was distributed on December 4, 2025. In connection with such dividend distribution, Ellomay Luzon Energy received an amount of approximately NIS 67.5 million.

Schedule of Information on Financial Position	Summary information on financial position
								Equity
	Rate of	Current	Non-current	Total	Current	Non-current	Total	attributable to the owners of the	Company’s	Surplus costs and	Other	Carrying amount of
	ownership	assets	assets	assets	liabilities	liabilities	liabilities	Company	share	goodwill	adjustments	investment
	%	€ in thousands
2025
Ellomay Luzon Energy	50	5,769	217,201	222,970	(17,381)	(85,687)	(103,068)	119,902	59,951	516	(925)	59,542

2024
Ellomay Luzon Energy	50	629	82,233	82,862	(296)	-	(296)	82,566	41,283	987	(946)	41,324

Schedule of Information on Operating Results	Summary information on operating results
	Rate of ownership as of December	Income for the year	Company’s share	Elimination of interest on loan from related party	Other adjustments	Company’s share of income of investee
	%	€ in thousands
2025
Ellomay Luzon Energy	50	34,945	17,473	-	(543)	16,930

2024
Ellomay Luzon Energy	50	23,067	11,534	0	(472)	11,062

Schedule of Purchase Price Allocation	The purchase price allocation provided as follows:
	Fair Value 7.5%	Fair Value 15%
	€ in thousand (based on the NIS/EUR as of the acquisition date)
Tangible Assets:
Dorad’s equity as of acquisition date (July 22, 2025)	31,683	63,365
Excess consideration related to bank loans	(2,044)	(4,087)
Total tangible assets, net	29,639	59,278

Intangible Assets:
Production and supply license - Dorad 1**	42,169	84,338
Production license - Dorad 2***	6,540	13,080
Deferred tax liability for intangible assets	(10,733)	(21,466)
Gain on bargain purchase*	(14,371)	(28,741)
Purchase consideration	53,244	106,489
**	The fair value of the production and supply license of Dorad 1 was determined using the income approach, applying the Multi-Period Excess Earnings Method (MPEEM). The valuation is based on forecasted cash flows derived from Dorad’s financial model, in accordance with the existing regulatory framework and license terms. The valuation assumes continued operation of the power plant and includes the exercise of the option to extend the production license for an additional ten-year period beyond its original expiration in May 2034. Forecasted operating costs were derived from existing contracts and management estimates. Contributory asset charges were applied in respect of working capital, fixed assets and workforce. The projected cash flows were discounted using a weighted average cost of capital (WACC) of approximately 7% for the remaining term of the existing license and 7.5% for the extension period. The corporate income tax rate applied in the valuation was 23%. The total economic useful life of the license was assumed to extend through 2044.
***	The fair value of the production license of Dorad 2 was determined using the income approach, based on an equity discounted cash flow (DCF) method, reflecting the early-stage nature of the project. The valuation is based on forecasted cash flows derived from Dorad’s financial model, in accordance with the applicable regulatory framework and license terms. The valuation assumes construction of the plant during the years 2027–2030 and commencement of operations in 2031, and incorporates the probability of project realization and the timing of financial close. Forecasted capital expenditures, operating costs and natural gas costs were derived from management estimates and existing agreements. The projected cash flows were discounted using a cost of equity (Ke) reflecting an appropriate risk premium for a development-stage project at a rate of 11%. A corporate income tax rate of 23% was assumed in the valuation. As the net amount recognized at the acquisition date for the identifiable assets exceeds the cost of the acquired Dorad shares by approximately NIS 112.8 million (€28.73 million based on the average NIS/EUR exchange rate as of the acquisition date), such amount was recognized in the profit and loss statements of Ellomay Luzon Energy for the year ended December 31, 2025, as “gain on bargain purchase”.

Schedule of Composition of Advances on Account of Investments	Composition of Advances on account of investments
	December 31
	2025	2024
	€ in thousands
On account of development of solar projects in Italy	-	547